Basis of Presentation and Significant Accounting Policies - Schedule of Restatement of Previously Issued Condensed Consolidated Financial Statements - Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents				$ 44,758
Restricted cash		$ 0		4,800
Accounts receivable, net	$ 33,448	24,561		37,869
Inventories	199,402	201,363		192,922
Prepaid expenses and other current assets		14,895		11,864
Total current assets	265,443	264,739		298,956
Property, plant, and equipment, net	215,242	215,967		238,719
Intangible assets, net	37,476	38,994		63,097
Total assets	556,245	561,154		765,467
Accounts payable	20,084	20,413		13,473
Accrued liabilities and other payables	17,124	19,668		26,997
Total current liabilities	193,734	183,139		199,594
Other long-term liabilities	7,321	4,196		7,055
Deferred tax liability	701	506		29,325
Total liabilities	397,190	388,376		415,735
Redeemable noncontrolling interest	255	262		1,494
Additional paid-in capital	383,064	381,689		376,099
Accumulated Deficit	(197,366)	(182,308)		(1,092)
Total Vintage Wine Estates, Inc. stockholders' equity	159,664	173,347		348,973
Noncontrolling interests	(864)	(831)		(735)
Total stockholders' equity	158,800	172,516	$ 360,762	348,238	$ 360,255
Total liabilities, redeemable noncontrolling interest, and stockholders' equity	$ 556,245	561,154		765,467
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents				43,692
Restricted cash				6,600
Accounts receivable, net				38,192
Inventories				192,102
Prepaid expenses and other current assets				13,394
Total current assets				300,723
Property, plant, and equipment, net				236,100
Intangible assets, net				64,377
Total assets				765,895
Accounts payable				13,947
Accrued liabilities and other payables		$ 26,286		24,204
Total current liabilities				197,275
Other long-term liabilities				6,491
Deferred tax liability				29,979
Total liabilities				413,506
Redeemable noncontrolling interest				1,663
Additional paid-in capital				377,897
Accumulated Deficit				(571)
Total Vintage Wine Estates, Inc. stockholders' equity				351,292
Noncontrolling interests				(566)
Total stockholders' equity				350,726
Total liabilities, redeemable noncontrolling interest, and stockholders' equity				765,895
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents				1,066
Restricted cash				(1,800)
Accounts receivable, net				(323)
Inventories				820
Prepaid expenses and other current assets				(1,530)
Total current assets				(1,767)
Property, plant, and equipment, net				2,619
Intangible assets, net				(1,280)
Total assets				(428)
Accounts payable				(474)
Accrued liabilities and other payables				2,793
Total current liabilities				2,319
Other long-term liabilities				564
Deferred tax liability				(654)
Total liabilities				2,229
Redeemable noncontrolling interest				(169)
Additional paid-in capital				(1,798)
Accumulated Deficit				(521)	$ (700)
Total Vintage Wine Estates, Inc. stockholders' equity				(2,319)
Noncontrolling interests				(169)
Total stockholders' equity				(2,488)
Total liabilities, redeemable noncontrolling interest, and stockholders' equity				$ (428)